Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2021
Contingent Consideration.
Schedule of contingent consideration

Contingent consideration as of December 31, 2021

Contingent consideration
Opening balance	48,969
Change for the year	4,470
Exchange differences	960
Total	54,399

Contingent consideration as of December 31, 2020

Contingent consideration
Opening balance	—
Business acquisition	50,614
Exchange differences	(1,645)
Total	48,969